PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2020
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Disclosure of provisions

(In millions of dollars)	Decommissioning Liabilities	Other	Total

December 31, 2019	41	3	44
Additions	—	1	1
Adjustments to existing provisions	5	—	5
Amounts used	(1)	(3)	(4)

December 31, 2020	45	1	46

Current (recorded in "other current liabilities")	4	—	4
Long-term	41	1	42